EMPLOYEE BENEFIT PLANS, Schedule of Estimated Future Benefit Payments (Details) $ in Thousands	Mar. 31, 2020 USD ($)
EMPLOYEE BENEFIT PLANS [Abstract]
2021	$ 21,451
2022	21,823
2023	22,567
2024	22,815
2025	23,187
Aggregate 2026 - 2030	$ 119,408